Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Concentration of Credit Risk [Line Items]
Depositor insured	$ 70,000			¥ 500,000
Deposited in a bank (in Dollars)	$ 31,676,827	$ 31,017,513
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage	24.00%	14.70%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage		10.50%
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage		41.40%
Vendor Concentration Risk [Member] | Vendor One [Member] | Purchases [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage		52.90%	15.80%
Vendor Concentration Risk [Member] | Vendor Two [Member] | Purchases [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage		27.10%
Vendor Concentration Risk [Member] | Vendor Three [Member] | Purchases [Member]
Concentration of Credit Risk [Line Items]
Concentration risk, percentage		17.00%